Investments (Tables)	12 Months Ended
Dec. 31, 2020
Interests In Other Entities [Abstract]
Investments in joint ventures and associates
The change in investments is as follows:

	Skookumchuck	EMG	Total
Balance, Dec. 31, 2019	—	—	—
Contributions(1)	86	16	102
Equity income	1	—	1
Change in foreign exchange rates	(2)	(1)	(3)
Balance, Dec. 31, 2020	85	15	100
(1) Contributions were paid in US dollars and were US$66 million for Skookumchuck and US$12 million for EMG, including contingent consideration.
Summarized financial information on the results of operations relating to the Corporation’s pro-rata interests in Skookumchuck and EMG is as follows:

Year ended Dec. 31	2020
Results of operations
Revenues	3
Expenses	(2)
Proportionate share of net earnings	1

On Nov. 25, 2020, TransAlta purchased a 49 per cent interest in Skookumchuck, a 136.8 MW wind facility located in Lewis and Thurston counties near Centralia in Washington state consisting of 38 Vestas 136 wind turbines. Summarized financial information relating to 100 per cent of Skookumchuck, including adjustments for the application of consistent accounting policies and the Corporation’s purchase price adjustments, is as follows:

Year ended Dec. 31	2020
Revenues	6
Depreciation and amortization	2
Interest expense	1
Net earnings	3
Other comprehensive loss	—
Total comprehensive loss	3

As at Dec. 31	2020
Current assets	6
Non-current assets	382
Current liabilities	(65)
Non-current liabilities	(150)
Net assets	173
Additional items included above
Cash and cash equivalents	1
Current financial liabilities(1)	(27)
Non-current financial liabilities(1)	(147)
(1) Excludes trade and other payables and provisions.

A reconciliation of the carrying amount to the Corporation’s 49 per cent interest in the Skookumchuck is as follows:

As at Dec. 31	2020
Net assets	173
Less: 51 per cent of Skookumchuck net assets not owned by the Corporation	(88)
Net investment	85

Disclosure of commitments and future payments
Skookumchuck's approximate future payments under contractual commitments are as follows:

	2021	2022	2023	2024	2025	2026 and thereafter	Total
Long-term service agreements(1)	1	1	1	1	1	28	33
(1) Refer to Note 36 for further details on long-term service agreements.
In addition to commitments disclosed elsewhere in the financial statements, the Corporation has incurred the following additional contractual commitments, either directly or through its interests in joint operations. Approximate future payments under these agreements are as follows:

	2021	2022	2023	2024	2025	2026 and thereafter	Total
Natural gas, transportation and other contracts	141	149	137	134	134	1,353	2,048
Transmission	8	8	8	5	5	1	35
Coal supply and mining agreements	81	105	101	67	56	—	410
Long-term service agreements	31	37	22	18	10	55	173
Operating leases	4	2	2	1	1	26	36
Growth	509	411	93	—	—	—	1,013
TransAlta Energy Transition Bill	6	6	6	—	—	—	18
Total	780	718	369	225	206	1,435	3,733